Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table provides information regarding the relationship between executive “compensation actually paid” (as defined by SEC rules) to our principal executive officer (“PEO”) and average compensation paid to our other NEOs (“Non-PEO NEOs”) and certain aspects of our financial performance for each of the last three completed fiscal years. In determining the “compensation actually paid” to our NEOs, SEC rules require us to include various adjustments to amounts that have been reported in the Summary Compensation Table for each applicable year, and therefore reported amounts differ from those required in the Summary Compensation Table. Fair value amounts below are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. For any awards that are subject to performance conditions, the change in fair value is calculated based upon the probable outcome of such conditions as of the last day of the applicable year. The changes in fair value in the tables below compare the fair value at the end of the applicable year with the prior year-end fair value. Total shareholder return has been calculated in a manner consistent with Item 402(v) of Regulation S-K.

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Compensation Table Total for Non-PEO NEOs(1)	Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)	Net Income (in millions)(5)	Adjusted Operating Revenue (in millions)(6)
2023	$15,676,792	$18,785,484	$9,006,801	$9,909,104	$137.31	$150.62	$ 882.8	$6,104.1
2022	$15,734,999	$10,146,060	$6,350,429	$4,469,278	$114.74	$121.70	$1,291.9	$6,473.7
2021	$ 9,862,161	$13,230,952	$5,619,550	$7,520,899	$151.77	$168.68	$1,831.2	$6,317.2

(1)	Reflects compensation amounts reported in the Summary Compensation Table for Ms. Johnson, who served as PEO for the years shown. Reflects average compensation amounts reported in the Summary Compensation Table for the following non-PEO NEOs for the fiscal years noted below:
	•	2023 - Messrs. G. Johnson, Murphy, Nicholls and Spector
	•	2022 - Messrs. G. Johnson, Nicholls, Plafker and Spector
	•	2021 - Messrs. G. Johnson, Nicholls, Plafker and Spector
(2)	The adjustments to the summary compensation table totals to arrive to compensation actually paid in 2023, 2022, and 2021 are outlined below. Dollar amounts reflect “compensation actually paid” for our PEO and average “compensation actually paid” for our non-PEO NEOs for each of the 2023, 2022, and 2021 fiscal years. No awards were modified in fiscal year 2023. These valuations assume a September 30, 2023 share price of $24.58, which was the closing price on September 29, 2023, and average vest share price of $26.96, which is the average price for all shares vested in fiscal year 2023.

PEO Summary Compensation Table Total Compensation to Compensation Actually Paid Reconciliation

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$9,290,226	$187,096	$3,021,486	$941,091	$(100,824)	$852,016	$14,191,092
2022	$5,081,744	$(1,630,192)	$1,908,689	$(193,850)	$(166,175)	$569,703	$5,569,920
2021	$6,890,190	$176,415	$1,463,823	$611,055	$(699,345)	$306,685	$8,748,822

Average Non-PEO NEO Summary Compensation Table Total Compensation to Compensation Actually Paid Reconciliation

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$2,515,460	$46,616	$598,876	$357,770	$(18,905)	$226,216	$3,726,032
2022	$1,529,579	$(644,757)	$373,088	$(113,981)	$(132,898)	$204,414	$1,215,446
2021	$2,176,246	$478,719	$565,729	$577,418	$(302,483)	$177,925	$3,673,555

See “Summary Compensation Table for Fiscal Year 2023” for Equity Award Valuation Assumptions.
(3)	Represents the cumulative total shareholder return (TSR) of the Company for the periods ending on September 30, 2023, 2022, and 2021, respectively, based on an initial fixed investment of $100 in Franklin Resources, Inc. common stock on September 30, 2020. For 2023, represents the three-year TSR, for 2022, represents the two-year TSR and for 2021 represents the one-year TSR.
(4)	Our peer group total stockholder return is calculated with respect to the S&P U.S. BMI Asset Management & Custody Bank Index, which is the same peer group used for our total shareholder return graph based on an initial fixed investment of $100 in the respective peer’s common stock on September 30, 2020. For 2023, represents the three-year TSR, for 2022, represents the two-year TSR and for 2021 represents the one-year TSR.
(5)	Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended September 30, 2023, 2022, and 2021, respectively.
(6)	See discussion of supplemental non-GAAP financial measures in Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2023.

Company Selected Measure Name		Adjusted Operating Revenue
PEO Total Compensation Amount	[1]	$ 15,676,792	$ 15,734,999	$ 9,862,161
PEO Actually Paid Compensation Amount	[2]	$ 18,785,484	10,146,060	13,230,952
Adjustment To PEO Compensation, Footnote [Text Block]

PEO Summary Compensation Table Total Compensation to Compensation Actually Paid Reconciliation

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$9,290,226	$187,096	$3,021,486	$941,091	$(100,824)	$852,016	$14,191,092
2022	$5,081,744	$(1,630,192)	$1,908,689	$(193,850)	$(166,175)	$569,703	$5,569,920
2021	$6,890,190	$176,415	$1,463,823	$611,055	$(699,345)	$306,685	$8,748,822

Non-PEO NEO Average Total Compensation Amount	[1]	$ 9,006,801	6,350,429	5,619,550
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 9,909,104	4,469,278	7,520,899
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEO Summary Compensation Table Total Compensation to Compensation Actually Paid Reconciliation

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$2,515,460	$46,616	$598,876	$357,770	$(18,905)	$226,216	$3,726,032
2022	$1,529,579	$(644,757)	$373,088	$(113,981)	$(132,898)	$204,414	$1,215,446
2021	$2,176,246	$478,719	$565,729	$577,418	$(302,483)	$177,925	$3,673,555

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Key Performance Measures

The following are the key financial performance measures that we use to link “compensation actually paid” (as defined by SEC rules) to our NEOs for 2023 to our performance. We believe Adjusted Operating Revenue is the most significant financial performance measure in determining the compensation of our NEOs. Performance outcomes for each measure are generally assessed in the context of external market conditions, and may be considered relative to industry performance or over variable time horizons. These measures are not ranked.

•	Adjusted Operating Revenue(1)
•	Adjusted Earnings per Share(1)
•	Adjusted Operating Income(1)
•	Investment Performance(2)
•	Adjusted Effective Fee Rate(3)
(1)	See discussion of supplemental non-GAAP financial measures in Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2023.
(2)	We assess investment performance based in part on percentage of AUM above 3-year and 5-year peer median and benchmark performance. Benchmark comparisons are based on each strategy’s composite returns (composites may include retail SMA and mutual fund assets managed as part of the same strategy) as compared to a market index that has been selected to be generally consistent with the investment objectives of the account.
(3)	The adjusted effective fee rate is annualized adjusted investment management fees, excluding performance fees, divided by average AUM for the period.

Total Shareholder Return Amount	[3]	$ 137.31	114.74	151.77
Peer Group Total Shareholder Return Amount	[4]	150.62	121.70	168.68
Net Income (Loss) Attributable to Parent	[5]	$ 882,800,000	$ 1,291,900,000	$ 1,831,200,000
Company Selected Measure Amount	[6]	6,104,100,000	6,473,700,000	6,317,200,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[7]	Adjusted Operating Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[7]	Adjusted Earnings per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[7]	Adjusted Operating Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	[8]	Investment Performance
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	[9]	Adjusted Effective Fee Rate
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Ms. Johnson	Ms. Johnson	Ms. Johnson
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 9,290,226	$ 5,081,744	$ 6,890,190
PEO [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		187,096	(1,630,192)	176,415
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,021,486	1,908,689	1,463,823
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		941,091	(193,850)	611,055
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(100,824)	(166,175)	(699,345)
PEO [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		852,016	569,703	306,685
PEO [Member] | Total Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,191,092	5,569,920	8,748,822
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,515,460	1,529,579	2,176,246
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		46,616	(644,757)	478,719
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		598,876	373,088	565,729
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		357,770	(113,981)	577,418
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(18,905)	(132,898)	(302,483)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		226,216	204,414	177,925
Non-PEO NEO [Member] | Total Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,726,032	$ 1,215,446	$ 3,673,555
Non-PEO NEO [Member] | Messrs. G. Johnson
Pay vs Performance Disclosure [Table]
PEO Name		Messrs. G. Johnson	Messrs. G. Johnson	Messrs. G. Johnson
Non-PEO NEO [Member] | Murphy
Pay vs Performance Disclosure [Table]
PEO Name		Murphy
Non-PEO NEO [Member] | Nicholls
Pay vs Performance Disclosure [Table]
PEO Name		Nicholls	Nicholls	Nicholls
Non-PEO NEO [Member] | Spector
Pay vs Performance Disclosure [Table]
PEO Name		Spector	Spector	Spector
Non-PEO NEO [Member] | Plafker
Pay vs Performance Disclosure [Table]
PEO Name			Plafker	Plafker

[1]	Reflects compensation amounts reported in the Summary Compensation Table for Ms. Johnson, who served as PEO for the years shown. Reflects average compensation amounts reported in the Summary Compensation Table for the following non-PEO NEOs for the fiscal years noted below:
[2]	The adjustments to the summary compensation table totals to arrive to compensation actually paid in 2023, 2022, and 2021 are outlined below. Dollar amounts reflect “compensation actually paid” for our PEO and average “compensation actually paid” for our non-PEO NEOs for each of the 2023, 2022, and 2021 fiscal years. No awards were modified in fiscal year 2023. These valuations assume a September 30, 2023 share price of $24.58, which was the closing price on September 29, 2023, and average vest share price of $26.96, which is the average price for all shares vested in fiscal year 2023.
[3]	Represents the cumulative total shareholder return (TSR) of the Company for the periods ending on September 30, 2023, 2022, and 2021, respectively, based on an initial fixed investment of $100 in Franklin Resources, Inc. common stock on September 30, 2020. For 2023, represents the three-year TSR, for 2022, represents the two-year TSR and for 2021 represents the one-year TSR.
[4]	Our peer group total stockholder return is calculated with respect to the S&P U.S. BMI Asset Management & Custody Bank Index, which is the same peer group used for our total shareholder return graph based on an initial fixed investment of $100 in the respective peer’s common stock on September 30, 2020. For 2023, represents the three-year TSR, for 2022, represents the two-year TSR and for 2021 represents the one-year TSR.
[5]	Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended September 30, 2023, 2022, and 2021, respectively.
[6]	See discussion of supplemental non-GAAP financial measures in Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2023.
[7]	See discussion of supplemental non-GAAP financial measures in Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2023.
[8]	We assess investment performance based in part on percentage of AUM above 3-year and 5-year peer median and benchmark performance. Benchmark comparisons are based on each strategy’s composite returns (composites may include retail SMA and mutual fund assets managed as part of the same strategy) as compared to a market index that has been selected to be generally consistent with the investment objectives of the account.
[9]	The adjusted effective fee rate is annualized adjusted investment management fees, excluding performance fees, divided by average AUM for the period.